7. Stockholders' Equity: Schedule of Stockholders Equity Note, Warrants (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Stockholders Equity Note, Warrants

The following is a summary of warrants for June 30, 2012:

	Shares	Exercise Price ($)	Expiration Date
Class E Warrants: (Issued for Notes payable in gold)
Outstanding and exercisable at January 1, 2011	457,518	0.65	Feb to June 2013 (5)
Warrants exercised February 18, 2011	(35,000)	0.20
Warrants expired in 2011	(122,500)
Outstanding and exercisable at December 31, 2011	300,018
Outstanding and exercisable at June 30, 2012	300,018
Class F Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	2,052,995	0.55	March to August 2013 (5)
Warrants exercised February 18, 2011	(1,393,332)	0.20
Outstanding and exercisable at December 31, 2011	659,663
Outstanding and exercisable at June 30, 2012	659,663
Class F-2 Warrants: (Issued for Commissions)
Outstanding and exercisable at January 1, 2011	599,772	0.20	December 3, 2013 (5)
Outstanding and exercisable at December 31, 2011	599,772
Outstanding and exercisable at June 30, 2012	599,772
Class G Warrants: (Issued for Private Placement)
Outstanding and exercisable at January 1, 2011	4,169,850	0.36	December 3 to 16, 2013 (5)
Outstanding and exercisable at December 31, 2011	4,169,850
Outstanding and exercisable at June 30, 2012	4,169,850
Class H Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (1)	5,125,936	0.30	May 31, 2016
Outstanding and exercisable at December 31, 2011	5,125,936
Outstanding and exercisable at June 30, 2012	5,125,936
Class I Warrants: (Issued for Private Placement)
Warrants issued May 31, 2011 (2)	5,125,935	0.40	May 31, 2016
Warrants issued July 29, 2011 (3)	7,317,978	0.40	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.40	November 21, 2016
Outstanding and exercisable at December 31, 2011	13,906,413
Outstanding and exercisable at June 30, 2012	13,906,413
Class J Warrants: (Issued for Private Placement)
Warrants issued July 29, 2011 (3)	7,317,978	0.30	July 29, 2016
Warrants issued November 21, 2011 (4)	1,462,500	0.30	November 21, 2016
Outstanding and exercisable at December 31, 2011	8,780,478
Outstanding and exercisable at June 30, 2012	8,780,478
Weighted average exercise of warrants outstanding and weighted average exercise price at June 30, 2012	33,542,130	0.29

(1)  Includes 196,297 warrants issued for commissions and finder’s fees.

(2)  Includes 196,296 warrants issued for commissions and finder’s fees.

(3)  Includes 412,549 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(4)  Includes 212,500 warrants issued for commissions and finder’s fees for each of Class I and J Warrants.

(5)  On March 21, 2012, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates.  No other terms were modified.